Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Foreign currency translation
(a)	Foreign currency translation -
Functional and presentation currency:
The Group has determined that its functional and presentation currency is the Sol, because it reflects the economic substance of the underlying events and circumstances relevant to most of the Group’s entities, insofar as its main operations and/or transactions, such as loans granted, financing obtained, sale of insurance premiums, interest and similar income, interest and similar expenses and an important percentage of purchases are established and settled in Soles; in addition, it corresponds to the functional currency to most of the Subsidiaries; except for Inteligo Bank, whose functional currency is the US Dollar.
Because Inteligo Bank has a functional currency different from the Sol, its balances were translated for consolidation purposes using the methodology established by IAS 21 “The Effects of Changes in Foreign Exchange Rates”, as follows:

•	Assets and liabilities at the closing rate at the date of each consolidated statement of financial position.

•	Income and expenses, at the average exchange rate for each month.
As a result of the translation, the Group has recorded the difference in the caption “Exchange differences on translation of foreign operations” in the consolidated statement of other comprehensive income.
Foreign currency balances and transactions:
Foreign currency transactions and balances are those performed in currencies different from the functional currency. Transactions in foreign currencies are initially recorded in the functional currency using the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate in effect on the reporting date. The differences between the closing rate at the date of each consolidated statement of financial position presented and the exchange rate initially used to record the transactions in foreign currency are recognized in the consolidated statement of income in the period in which they arise, in the caption “Translation result”. Non-monetary assets and liabilities acquired in a foreign currency are recorded at the exchange rate at the date of the initial transaction.

Interest income
(b)	Interest income -

(b.1)	Effective interest rate method -
Under IFRS 9, interest income is recorded using the effective interest rate (“EIR”) method for all financial assets measured at amortized cost, interest rate derivatives for which hedge accounting is applied and the related amortization/recycling effect of hedge accounting. The interest income of financial assets that accrue interest measured at fair value through other comprehensive income according to IFRS 9 is also recorded using the EIR method. Interest expenses are also calculated using the EIR method for all financial liabilities held at amortized cost. EIR is the rate that exactly discounts estimated future cash flows through the expected life of the financial instrument or, when appropriate, a shorter period at the net carrying amount of the financial asset.
The EIR (and therefore, the amortized cost of the financial asset) is calculated by taking into account transaction costs and any discount or premium on the acquisition of the financial asset, as well as fees and costs that are an integral part of the EIR. The Group recognizes interest income using the best estimate of a constant rate of return over the expected life of the financial asset. Therefore, the EIR calculation also considers the effect of potentially different interest rates that may be charged at various stages of the financial asset’s expected life, and other characteristics of the product’s life cycle (including prepayments, penalty interest and charges).
If expectations of fixed rate financial assets’ or liabilities’ cash flows are revised for reasons other than credit risk, then changes to future contractual cash flows are discounted at the original EIR, and the adjustment is recorded as a positive or negative adjustment of the carrying amount of the financial asset in the consolidated statement of financial position with an increase or decrease in Interest revenue.
For floating-rate financial instruments, periodic re-estimation of cash flows to reflect the movements in the market rates of interest also alters the effective interest rate, but when instruments were initially recognized at an amount equal to the principal, re-estimating the future interest payments does not significantly affect the carrying amount of the asset or the liability.

(b.2)	Interest income and similar -
The Group calculates interest income by applying the EIR to the gross carrying amount of non-impaired financial assets.
When a financial asset becomes impaired, and, therefore, it is classified as Stage 3 (as established in Note 3.4(h)), the Group calculates the interest income by applying the EIR at the amortized cost of the asset. If the financial asset “recovers”, as detailed in Note 29.1(d), and is no longer impaired, the Group recalculates the interest income on a gross basis.
For purchased or originated credit-impaired (POCI) assets, as detailed in Note 29.1(d), the Group calculates the interest income by determining the credit-adjusted EIR at the amortized cost of the asset. The credit-adjusted EIR is the interest rate that, at initial recognition, discounts the estimated future cash flows (including credit losses) at the amortized cost of POCI assets.

The interest income for all trading assets, that is, for those that are measured at fair value through profit or loss, are presented under the caption “Net gain of financial assets at fair value through profit or loss” of the consolidated statement of income.

Banking services commissions
(c)	Banking services commissions -
The Group earns fee and commission income from a diverse range of financial services it provides to its customers. Fee and commission income are recognized at an amount that reflects the consideration to which the Group expects to be entitled in exchange for providing the services.
The performance obligations, as well as the timing of their satisfaction, are identified and determined at the inception of the contract. The Group’s income from contracts do not typically include multiple performance obligations.
When the Group provides a service to its clients, the consideration is invoiced and generally due immediately upon satisfaction of a service provided at a point in time or at the end of the contract period for a service provided over time.
The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the services before transferring them to the customer.
The fees included in the caption “Fees income from financial services, net” that make up part of the consolidated statement of income include fee income where performance obligations are satisfied at a specific time or over a period of time.
Fee income where performance obligations are satisfied over a period of time include, among others, collection services, funds management, memberships, fees for contingent loans and credit card insurance. Likewise, fee income where performance obligations are satisfied at a specific time include, among others, banking service fees, brokerage and custody services, and credit card fees.
Below is the main income from contracts with customers that are recognized in the consolidated statement of financial position:

•
Fees receivable for credit cards and certain fees receivable for letters of guarantee included in the caption “Other accounts receivable and other assets, net”, represent the Group’s right to an unconditional consideration (i.e., it only requires the passing of time for the consideration payment). This asset is measured at amortized cost and is subject to impairment specifications under IFRS 9.

•
Deferred income from commissions for letters of guarantee included in the caption “Other accounts payable, provisions and other liabilities”, represent the Group’s obligation to render services to a customer, from whom the Group has received a consideration (or a due amount). A liability for unearned fees and commissions is recognized when the payment is made or when the payment is due (whichever happens first). Unearned fees and commissions are recognized as income when the Group renders the service.

Insurance contracts
(d)	Insurance contracts –

(d.1)	Accounting policies for insurance activities (Policy applicable from January 1, 2023)

(d.1.1)	Insurance contracts -

(d.1.1.1)	Initial recognition -
IFS recognizes, under IFRS 17, a group of insurance contracts when the first of the following events occurs:

•	The beginning of the coverage period of the group of contracts,

•	The date when the first payment from a policyholder in the group becomes due, and

•	For a group of onerous contracts, when the group becomes onerous.
Measurement at initial recognition
At initial recognition, the Group measures a group of insurance contracts by the total of:

•	The fulfillment cash flows, which comprise:

•	Estimates of future cash flows.

•
An adjustment to reflect the time value of money and the financial risks related to the future cash flows, to the extent that the financial risks are not included in the estimates of the future cash flows. and

•	A risk adjustment for non-financial risk.

•	The contractual service margin (“CSM”).
Subsequent measurement
The book value at the end of period of a group of insurance contracts is the sum of:

•	The liability for remaining coverage, which comprises:

•	The fulfillment of cash flows related to future services

•	The contractual service margin or CSM

•	The adjustment rate at market value

•	The claims incurred liability, which comprises the fulfillment cash flows related to future services.

(d.1.1.2)	Levels of aggregation -
Insurance contract portfolios -
The first level of aggregation for insurance contracts consists of determining the portfolio. An insurance portfolio is composed by a group of contracts subject to similar risks and managed together.
The Group has deemed that the following factors are relevant when defining the insurance portfolios in effect:

•
Product lines and their differentiated management, separating the products by pensions, life, and general insurance, and below them, based on the specific covered risks: savings, risk, annuities, and accidents, among others. There are not separations of risks within the same contract because they are jointly managed.

•	Contract limits: differentiating in equal contracts or shorter than one year and longer than four years.

•	Individual or collective insurance policies.

•	Policy currency: differentiating between policies denominated in different currencies. Currently, the currencies considered are the Sol, the US Dollar, and Sol VAC.

•
Funeral expense cover (in currency VAC): a different portfolio is considered because it is understood that its risk management is different from the management of the main risk of the product Annuity (SPP and Private). This criterion is only applicable to funeral VAC of the pensions (SPP and Private).

•	The assessment based on the indicated attributes continues to be performed for the new products that may be designed and marketed in the future.
Cohorts -
The second level of aggregation is the cohort level, whereby the Group does not include in the same group contracts issued more than one year apart. Contracts issued between January 1 and December 31 of each year are included within each cohort for each portfolio.
Grouping by onerosity -
The last grouping level that the Group applies is in function of the expected profitability level or the onerosity at the moment of the contract issuance. Given that the standard requires at least three groups, the Group foresees that the products by level of profitability or onerosity will be grouped into two groups:

•	Groups of contracts that are onerous at initial recognition, if any.

•
Groups of non-onerous contracts: Include contracts that at initial recognition have no significant possibility of becoming onerous subsequently and the remaining non-onerous contracts at initial recognition.

The Group has defined a ratio to differentiate these groups. In this sense, even though it is foreseen that there will be two groups by profitability level, the groups that will eventually be determined will depend on the compliance of the ratio on the predetermined threshold.

(d.1.1.3)	Valuation methods -
The Group applies the following valuation methods in the measurement of insurance contracts:

•	Building Block Approach (“BBA”). This method will be applied by default to insurance contracts unless conditions exist to apply any of the other two methods.

•	Two BBA variants. The first one will be applied compulsorily if the conditions for it are met, and the second one will be applied optionally if conditions are met:

•	Variable Fee Approach (“VFA”)

•	Premium Allocation Approach (“PAA”)
The application of one or the other method affects the measurement of the liability for remaining coverage (“LRC”) because the liability for incurred claims (“LIC”) refers to all cash flows allocated for the payment of claims and related expenses that, although incurred, have not yet been settled. This includes claims that have already occurred, but, for some reason have not been reported yet.
Building Block Approach (BBA) -

This method is applied to contracts with coverage periods longer than one year and whose liability flows do not depend on underlying elements. IFS measures a group of insurance contracts (unit of account) by the total of fulfillment cash flows and the CSM. The following are the elements details of this component group:

•	Fulfillment Cash Flows (“FCF”): the fulfillment cash flows are comprised of the following elements:

•
Estimation of future cash flows: Weighted estimation by the probability of future cash outflows occurrence minus the future cash inflows from the fulfillment of the contract. It is necessary to consider solely the cash flows that are within the limits of the insurance contract and the attributable acquisition expenses must be included.

The Group revises the estimations performed in the preceding valuation period and updates them so that they reflect the conditions at the valuation date, and that the changes made to the estimation represent the modifications of the period’s conditions.
Discount effect: IFRS 17 establishes that the fulfillment cash flows are adjusted to reflect the time value of money and the financial risks related to the future cash flows. The estimation of cash flows and the inclusion of the discount effect may result in the best estimate liability (“BEL”). In the discount rate estimation procedure, observable market values are used; for pensions contracts, the Matching Adjustment Discount Rate is mainly used and for individual life contracts, the Risk Free Rate – USA is mainly used.

•
Risk Adjustment (“RA”): Represents the compensation that an entity requires to bear the non-financial risk that arises from the uncertainty over the cash flows regarding their amount and the moment of payment of the future cash flows, and it is calculated in an explicit and separate manner from the cash flows. Likewise, the risk adjustment also reflects the risk aversion degree and the diversification degrees that the entity includes to determine the compensation to bear such non-financial risks.

•
CSM: Represents the expected profit from the insurance contracts, which is recognized in profit or loss as the service is rendered. The recognition of the CSM throughout the contract’s life is made in a systematic manner and consistently with the rendering of the service provided by the insurance contract in the future.

Variable Fee Approach (VFA) –
The VFA valuation method is intended for insurance contracts with a direct component participation of the insured (the valuation risk is that of the insured) whereby at initial recognition the following conditions are met:

•	The contractual terms specify that the policyholder takes part in a clearly identified set of underlying elements;

•	The entity expects to pay the policyholder an amount equal to a substantial part of the profitability at fair value (market value) of the underlying elements; and

•	The entity expects that a substantial part of any change in the amounts payable to the policyholder varies with the change in fair value of the underlying elements.
The VFA method has the following characteristics:

•	In the CSM, market interest is credited.

•	In the CSM the difference in the value of the funds of the underlying asset’s funds is adjusted.

•	The other components remain the same as the BBA method.
Premium Allocation Approach (PAA) -
The PAA valuation method is a simplification of the general method and its application is optional. The entity only applies the simplified method to contracts if one of the following criteria is met:

•	For contracts longer than one year, the simplification results in a liability for remaining coverage that does not materially differ from that generated by the general model (BBA); or

•	The coverage period of the group of contracts is one year or shorter. The criterion that defines the one-year period must be determined according to the contract limits.
To assign the appropriate valuation method to the insurance contracts issued, the Group has assessed the valuation requirements under each method, as well as the minimum criteria and possible approaches for the eligibility of the PAA method and the VFA method. The following are the valuation methods assigned to each product:

•	Life: BBA, PAA or VFA, depending on the characteristics and evaluation of the contract

•	Pensions: BBA

•	General insurance: BBA or PAA, depending on the characteristics and evaluation of the contract

(d.1.2)	Reinsurance -

(d.1.2.1)	Classification of reinsurance contracts -
An insurance contract issued by one entity (the reinsurer) to compensate another entity for claims arising from one or more insurance contracts issued by that other entity (underlying contracts).

(d.1.2.2)	Levels of aggregation -
Contracts portfolio -

The first level that IFRS 17 establishes for the grouping of reinsurance contracts consists of the determination of portfolios.
The Group will determine the insurance portfolios considering similar risks that are jointly managed. The Company has deemed that the following factors are relevant when defining the reinsurance portfolios in effect:

•
Product lines and their differentiated management, separating in all cases the proportional reinsurance contracts and the non- proportional reinsurance contracts, and below them, based on the specific covered risks: credit life, “Vida Ley”, accidents, Individual life, retirement, CAT.

•	Contract limits, separating in all cases the annual and multi-year reinsurance contracts.

•
Materiality criteria, i.e., when there are individual contracts that do not comply with the previously described conditions to be grouped, the Group will have the possibility of grouping them as long as they are run-off isolated contracts with little relevance to the Company.

•	The assessment based on the indicated attributes will continue to be performed for the new products that may be designed and marketed in the future.
Cohorts -
The second grouping level is the cohort level, whereby the Group does not include in the same group contracts issued more than one year apart.
Cohorts are defined as being equal to the calendar year. i.e., each cohort includes contracts issued between January 1 and December 31 of each year.

(d.1.2.3)	Reinsurance fee -
Fees from reinsurance contracts for ceded premiums are amortized in relation to the validity period of the related insurance contract.

(d.1.3)	Exchange difference in insurance contract liabilities -
According to IAS 21, for the purpose of converting insurance contracts in foreign currency into the functional currency of the Company, they are treated as a monetary item. Exchange differences on remeasurement of the insurance contract liability are recognized in profit or loss, except for exchange differences related to the interest rate effect for contracts under BBA method, which are recognized in “Other comprehensive income” together with the annual movements of the interest rate effect.

(d.1.4)	Recognition of income and expenses -
The Group recognizes income and expenses for the following changes in the book value of the liability for remaining coverage (LRC):

•	Income from ordinary insurance activities: for the decrease in the LRC due to the service rendered in the period.

•	Expenses of the insurance service: for losses in the groups of onerous contracts, and reversions of these losses.

•	Financial expenses and income for insurance activities: for the effect of the time value of money and the financial risk effect.
The Group recognizes income and expenses for the following changes in the book value of the liability for incurred claims (LIC):

•	Expenses of the insurance service: for the increase in liability due to claims and expenses incurred in the period, excluding investment components.

•	Expenses of the insurance service: for the subsequent changes in the cash flows from the compliance related to claims and expenses incurred.

•	Financial expenses and financial income for insurance activities: for the effect of the time value of money and the financial risk effect.

(d.1.5)	Expenses attributable to the fulfillment of contracts -
Attributable expenses are related to the fulfillment of contracts, directly or indirectly.
Expenses directly and indirectly attributable -
The Group classifies expenses directly attributable to those that can be attributable at portfolio level or individual contracts. Indirect expenses are deemed partially attributable if they are necessary for the fulfillment of the insurance contracts, even if they are not directly associated to a portfolio or individual contract. Expenses indirectly attributable must be allocated to groups of contracts by using a systematic and rational method that can be applied in a consistent manner to all expenses with similar characteristics.
The expected attributable expenses (without considering the acquisition costs attributable) are included in the LRC, being released as income in the statement of income and decreasing the LRC when the service is rendered. At the same time, the expenses of the insurance service are recognized based on the actual expenses incurred.

(d.1.6)	Contractual Service Margin (CSM) -
The CSM represents the expected profit from a group of insurance contracts for the services rendered during the coverage period. It is released in the statement of income for each period to reflect the services rendered to the group in that period.

(d.1.6.1)	Initial recognition
For the initial recognition of an insurance contract, the Group accounts for the positive balance of the CSM as part of the LRC for the insurance contracts valued by the BBA method and the VFA method.
At initial recognition of a profitable insurance contract, the CSM does not recognize any income (profit). Income (or profit) must only be recognized to the extent that the insurance contract services are rendered. The CSM cannot be negative, any loss at initial moment or subsequent moments must be recognized in the statement of income and recorded as loss component.

(d.1.6.2)	Subsequent valuation

Once the initial recognition of the contract is made, the groups of contracts or Units of Account (UoA) are formed considering their onerosity degree at that moment (additionally to the portfolio and the cohort they belong to); therefore, the CSM shall be measured in the subsequent valuations for the group of contracts.

(d.1.7)	Loss component
Analogous to the CSM, the loss component (LC) is the estimated contract loss. The recording of these two concepts has a different temporality: while the CSM is deferred throughout the contract’s life, the LC must be recognized immediately, thus generating an expense in the statement of income once its existence is known.

(d.1.7.1)	Determination of the loss component at initial recognition
At initial recognition of a non-profitable insurance contract, the LC must generate an expense in the statement of income once its existence is known.
In the moment at which the existence of an LC is determined, at each subsequent valuation, it shall be necessary to make the following adjustments:

•	It shall be allocated exclusively to the LC, until it is reduced to zero.

•	It shall be allocated in a systematic manner between the LC and the liability for remaining coverage, excluding the LC (LRC excluding the LC); the changes in the fulfillment cash flows of the LRC.

(d.1.7.2)	Subsequent valuation -
Once an LC for a group of onerous contracts has been established, the Group distributes the subsequent changes in the fulfillment cash flows between the LC and the LRC, excluding the LC, by making a systematic allocation between both concepts, as applicable, of the amounts related to:

•	The release of claims and expenses of the LRC expected cash flows.

•	Changes in the risk adjustment (RA) recognized in the income for the period.

•	Financial expenses and income for insurance activities.

(d.1.8)	Risk Adjustment (RA) -
The RA reflects the compensation that the entity requires for assuming the uncertainty that arises from the non-financial risk, over the amount and the moment of payment of the future cash flows of the liability. Under IFRS 17, the RA is an explicit amount and is independent of the estimations of cash flows and discount.
The Group calculates the RA for the portfolios of life, pensions, and general insurance insurances with the purpose of quantifying the non-financial risks associated to the insurance contracts and reflecting the uncertainty of the insurance contracts regarding their amount and validity term. However, in the following cases the RI calculation will not be necessary:

•	In portfolios whose provision for LRC is valued by the PAA method. The products that are valued by the simplified PAA method do not require an explicit RI calculation.

•
In portfolios whose provision for LRC is valued by the VFA method because the insurance component, and thus the non-financial risks component is not material in this typology of product with direct participation of the insured.

(d.2)	Accounting policies for insurance activities (Policy applicable before January 1, 2023)
The Group applied to insurance contracts the existing accounting policies prior to the adoption of IFRS (i.e., accounting standards established by the SBS for financial and insurance entities in Peru) with certain modifications as described below:

•
Incurred but not reported claims reserves (IBNR): These reserves were calculated and applied at each recording period using the Chain Ladder methodology, which considers past experience based on cumulative claims losses to estimate future claims developments.

•
Technical reserves for life annuities and retirement, disability and survival pensions: The Group used the Peruvian mortality tables SPP-S-2017 and SPP-I-2017 (men and women), published by the SBS through Resolution No. 886-2018 dated March 7, 2018, and set the discount interest rate through the Matching Adjustment method plus an illiquidity premium to discount all the pension cash flows.

Product classification:
Insurance contracts were those contracts where the Group (the insurer) has accepted significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder for a specified uncertain future event (the insured event) that adversely affects the policyholder. As a general guideline, the Group determined whether it had significant insurance risk by comparing benefits paid with benefits payable if the insured event did not occur. Insurance contracts may also transfer a financial risk. When the contract had a financial component and transfers no relevant insurance risk as established by IFRS 4 “Insurance Contracts”, the contract was recorded based on IFRS 9 “Financial Instruments”. These contracts were presented in the caption “Other accounts payable, provisions and other liabilities” as “Contract liability with investment component” of the consolidated statement of financial position; see Note 10(a).
Once a contract had been classified as an insurance contract, it remains as an insurance contract for the remainder of its life, even if the insurance risk is reduced significantly during this period, unless all rights and obligations are extinguished or expire.
Life insurance contracts offered by the Group included retirement, disability and survival insurance, annuities and group and individual life. Non-life insurance contracts mainly included SOAT (mandatory individual car accident insurance) and credit card insurance, among others.
Insurance receivables:
Insurance receivables were initially recognized when due and were measured at the fair value of the consideration received or receivable. Consequently, in its initial recognition, insurance receivables were measured at amortized cost. As of December 31, 2021, the carrying value of the insurance receivables was similar to their fair value due to their short-term maturity. The carrying value of insurance receivables was reviewed for impairment whenever events or circumstances indicated that the carrying amount may not be recoverable, with the impairment loss recorded in the consolidated statement of income.

Reinsurance:
The Group ceded the insurance risk in the normal course of its operations mainly due to pension fund risks and life insurance risks (individual and group). The reinsurance assets represented balances due and payable by reinsurance companies. Reinsurance was ceded on a proportional basis.
The amounts recoverable from the contracts with reinsurers were estimated consistently with the loss reserve pending settlement or losses settled and with the premiums ceded, associated with policies ceded, in accordance with the clauses established in the related reinsurance contracts.
Reinsurance assets were reviewed for impairment at each date of the consolidated statement of financial position or more frequently when necessary. Impairment arose when there was objective evidence the Group cannot receive all the outstanding amount’s receivable under the contract terms and the event had a reliably measurable impact on the amounts that the Group obtained from the reinsurer. Impairment loss was registered in the consolidated statement of income.
Reinsurance contracts ceded do not released the Group from its obligations to the insured.
The liabilities from reinsurance contracts represented balances due and payable to reinsurance companies. The amounts payable was estimated consistently with the related reinsurance contract.
Premiums and claims were presented as gross amounts for the reinsurance ceded. Reinsurance assets or liabilities were written off when the contractual rights were extinguished, expired, or when the contract was transferred to a third party.
Reinsurance commissions:
The commissions from the reinsurance contracts for premiums ceded were amortized on a straight-line basis over the term of the related insurance contract.
Insurance contract liabilities:
Life insurance contract liabilities were recognized when contracts were entered into.
The technical reserves for retirement, disability and survival insurance and annuities were determined as the sum of the discounted value of expected future pensions to be paid during a defined or non-defined period, computed on the basis of current mortality and morbidity tables and current discount interest rates.
Individual life technical reserves were determined as the sum of the discounted value of expected future benefits, administration expenses, policyholder options and guarantees and investment income, less the discounted value of the expected premiums that would be required to meet the future cash outflows. Furthermore, the technical reserves for group life insurance contracts comprised the provision for unearned premiums and unexpired risks.

Insurance claims reserves include reserves for reported claims and an estimate of the IBNR. As of December 31, 2022, IBNR reserves were determined on the basis of the Chain Ladder methodology, whereby the weighted average of past claims’ development was projected into the future. Adjustments to the liabilities at each reporting date were recorded in the consolidated statement of income. The liability was derecognized when the contract expired, was discharged or cancelled.
At each reporting date an assessment was made on whether the recognized life insurance liabilities were sufficient, by using an existing liability adequacy test as established by IFRS 4. In the case of annuities and retirement, disability and survival insurance, this test was conducted by using current assumptions for mortality and morbidity tables and interest rates. As of December 31, 2021, Management determined that liabilities were sufficient and therefore, it had not recorded any additional life insurance contract liability.
The accounts payable to reinsurers and coinsurers arose from the ceded premiums issued based on the evaluation of the risk assumed and the losses coming from the reinsurance contracts accepted as well as from the clauses executed for the coinsurance received, and were registered in the item “Accounts payable to reinsurers and coinsurers” that was part of the caption “Other accounts payable, provisions and other liabilities” of the consolidated statement of financial position.
Income recognition:
Life insurance contracts:
Gross premiums on life insurance were recognized as revenue when due from the policyholder. For single premium products, revenue was recognized on the date when the policy is effective. The net premiums earned included the annual variation of technical reserves.
Property, casualty and group life insurance contracts:
Unearned premiums were those proportions of premiums written in a year that related to periods of risk afterwards the reporting date. Unearned premiums were calculated on a daily pro rata basis. The proportion attributable to subsequent periods was deferred as a provision for unearned premiums.
Recognition of benefits, claims and expenses:

(i)	Gross benefits and claims
Gross benefits and claims for life insurance contracts included the cost of all claims arose during the year, including internal and external claims handling costs that were directly related to the processing and settlement of claims.
Death, survival and disability claims were recorded on the basis of notifications received. Annuities payments were recorded when due.

(ii)	Reinsurance premiums
Reinsurance premiums comprised the total premiums payable for the whole coverage provided by contracts entered into in the period and were recognized at the date at which the policy was effective. Unearned ceded premiums were deferred during the period of the related insurance contract.

(iii)	Reinsurance claims
Reinsurance claims were recognized when the re
la
ted gross insurance claim was recognized according to the terms of the relevant contract.

(iv)	Acquisition costs
Acquisition costs related to the sale of new policies were recognized when incurred.

Financial instruments: Initial recognition
(e)	Financial instruments: Initial recognition -

(e.1)	Date of recognition
Financial assets and liabilities, with the exception of loans, are initially recognized at the trading date. This includes regular transactions of purchases or sales of financial assets that require the delivery of assets within the time frame generally established by regulation or convention on the marketplace. Loans are recognized when the funds are transferred to the customers while deposits and obligations are recognized when the funds are received by the Group.

(e.2)	Initial measurement of financial instruments
The classification of financial instruments at initial recognition depends on the characteristics of the business model and contractual flows for managing the instruments, as described in Notes 3.4(f.1.1) and 3.4(f.1.2). Financial instruments are initially measured at their fair value (as defined in Note 3.4(e.4)), except in the case of financial assets and financial liabilities recorded at fair value through profit or loss, transaction costs are added to, or subtracted from, this amount. Accounts receivable are measured at the transaction price. When the fair value of financial instruments at initial recognition differs from the transaction price, the Group accounts for the Day 1 profit or loss, as described below.

(e.3)	Day 1 profit or loss
When the transaction price of the instrument differs from the fair value at origination and the fair value is based on a valuation technique that only uses inputs observable in market transactions, the Group recognizes the difference between the transaction price and fair value in the net trading income. In those cases where fair value is based on models for which some of the inputs are not observable, the difference between the transaction price and the fair value is deferred and is only recognized in profit or loss when the inputs become observable, or when the instrument is derecognized.

(e.4)	Measurement categories of financial assets and liabilities
The Group classifies all of its financial assets based on the business model and the contractual terms, measured at either:

•	Amortized cost, as explained in Note 3.4(f.1).

•	Fair value through other comprehensive income, as explained in Notes 3.4(f.4) and (f.5).

•	Fair value through profit or loss, as explained in Note 3.4(f.7).
The Group classifies and measures its derivative and trading portfolio at fair value through profit or loss as explained in Notes 3.4(f.2) and (f.3). The Group may designate financial instruments at fair value through profit or loss, if so doing eliminates or significantly reduces measurement or recognition inconsistencies, as explained in Note 3.4(f.7).

Financial liabilities, other than financial guarantees, are measured at amortized cost or at fair value through profit or loss when they are held for trading, are derivative instruments or the fair value designation is applied, as explained in Note 3.4(f.6). It should be noted that during 2023 and 2022, the Group only presents derivative financial instruments measured in this way.

Financial assets and liabilities
(f)	Financial assets and liabilities -
Following is the description of the assets and liabilities held by the Group, as well as the criteria for their classification:

(f.1)	Assets measured at amortized cost -
As required by IFRS 9, the Group measure cash and due from banks inter-bank funds, financial investments in debt instruments, loans and other financial assets at amortized cost if the following two conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets to collect contractual cash flows, and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.
The details of these conditions are presented below:

(f.1.1)	Business model assessment -
The Group’s business model is assessed at a higher level of aggregated portfolios, and not instrument by instrument, and is based on observable factors such as:

•	How the performance of the business model and the financial assets held within that business model are assessed and reported to the entity’s key management personnel.

•	The risks that affect the performance of the business model (and the financial assets held within that business model) and, in particular, the way those risks are managed.
The expected frequency, value and timing of sales are also important aspects of the Group’s assessment. The business model assessment is based on reasonably expected scenarios without taking “worst case” or “stress case”. If cash flows after initial recognition are realized in a way that is different from the Group’s original expectations, the classification of the remaining financial assets that remain in that business model will not be changed, but incorporates such information when assessing newly purchased financial assets going forward.

(f.1.2)	The SPPI test (Solely payments of principal and interest) -
As a second step of its classification process, the Group assesses the contractual terms to identify whether they meet the SPPI test.
“Principal”, for the purpose of this test, is defined as the fair value of the financial asset at initial recognition and may change over the life of the financial asset (for example, if there are repayments of principal or amortization of the premium/discount).

The most significant elements within a lending arrangement are the time value of money and credit risk. To perform the SPPI assessment, the Group applies judgement and considers relevant factors such as the currency in which the financial asset is denominated, and the period for which the interest rate is set. In contrast, contractual terms that introduce volatility in the contractual cash flows that are unrelated to a basic lending arrangement do not give rise to contractual cash flows that are solely payments of principal and interest on the amount outstanding. In such cases, the financial asset is required to be measured at fair value through profit or loss.

(f.2)	Derivatives recorded at fair value through profit or loss -

A derivative is a financial instrument or other contract with the following three characteristics:

•
Its value changes in response to the change in a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, credit rating or credit index, or other variable; provided that, in the case of a non-financial variable, it is not specific to part of the contract (i.e., the “underlying”).

•	It requires no initial net investment or an initial net investment that is smaller than the required for other types of contracts expected to have a similar response to changes in market factors.

•	It is settled at a future date.

The Group enters into derivative transactions with various counterparties, such as: interest rate swaps, cross-currency swaps, foreign currency options and foreign currency forward contracts. Derivatives are recorded at fair value and carried as assets when their fair value is positive and as liabilities when their fair value is negative. The notional amount and fair value of such derivatives are presented separately in Note 10(b). Changes in the fair value of derivatives are included in net trading income unless hedge accounting is applied. Hedge accounting disclosures are presented in Note 3.4(j).

(f.2.1)	Embedded derivatives -

An embedded derivative is a component of a hybrid instrument that also includes a non-derivative host contract with the effect that some of the cash flows of the combined instrument vary in a way like a stand-alone derivative. An embedded derivative causes some or all of the cash flows that otherwise would be required by the contract to be modified according to a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, credit rating or credit index, or other variable, provided that, in the case of a non-financial variable, it is not specific to a party to the contract. A derivative that is attached to a financial instrument, but is contractually transferable independently of that instrument, or has a different counterparty from that instrument, is not an embedded derivative, but a separate financial instrument.

Embedded derivatives in financial assets, liabilities and non-financial host contacts, were treated as separate derivatives and recorded at fair value if they met the definition of a derivative (as defined above), their economic characteristics and risks were not closely related to those of the host contract, and the host contract was not itself held for trading or designated at fair value through profit or loss. The embedded derivatives separated from the host contract are carried at fair value in the trading portfolio with changes in the fair value recognized in the consolidated statement of income.

In the case of embedded derivatives in financial assets, they are not separated from the financial asset and, therefore, the classification rules are applied to the hybrid instrument in its entirety, as described in Note 3.4(e.4).

As of December 31, 2023 and 2022, the Group does not present embedded derivatives in its financial liabilities needed to be separated from the host contract.

(f.3)	Financial assets or financial liabilities held for trading -

The Group classifies financial assets or financial liabilities as held for trading when they have been purchased or issued primarily for short-term profit making through trading activities or form part of a portfolio of financial instruments that are managed together, for which there is evidence of a recent pattern of short-term profit taking. Held-for-trading assets and liabilities are recorded and measured in the consolidated statement of financial position at fair value. Changes in fair value are recognized in the statement of income. Interest income or expense and dividend are recorded in the statement of income according to the terms of the contract, or when the right to payment has been established. Included in this classification are debt securities, equities and short positions that have been acquired mainly for the purpose of selling them in the short term.

(f.4)	Debt instruments at fair value through other comprehensive income -

The Group applies the category of debt instruments measured at fair value through other comprehensive income when both of the following conditions are met:

•	The instrument is held within a business model, the objective of which is achieved by collecting contractual cash flows and selling financial assets.

•	The contractual terms of the financial asset meet the SPPI test.

Debt instruments at fair value through other comprehensive income are subsequently measured at fair value through other comprehensive income. Interest income and foreign exchange gains and losses are recognized in profit or loss in the same manner as for financial assets measured at amortized cost, as explained in Note 3.4(f.1). The expected credit loss calculation for debt instruments at fair value through other comprehensive income is explained in Note 3.4(h)(iii). When the Group holds more than one investment in the same security, they are deemed to be disposed of on a “first-in first-out” basis. On derecognition, cumulative gains or losses previously recognized in other comprehensive income are reclassified to profit or loss.

(f.5)	Equity instruments at fair value through other comprehensive income -

Upon initial recognition , the Group occasionally elects to classify irrevocably some of its equity investments as equity instruments at at fair value through other comprehensive income when not held for trading. Such classification is determined on an instrument-by-instrument basis.

Gains and losses on these equity instruments are never recycled to profit even when the asset is sold. Dividends are recognized in the consolidated statement of income as income when the right of the payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the instrument, in which case, such gains are recorded in other comprehensive income. Equity instruments at fair value through other comprehensive income are not subject to and impairment assessment.

(f.6)	Financial liabilities -

After initial measurement, financial liabilities, except those measured at fair value through profit or loss; see (f.7), are measured at amortized cost. Amortized cost includes commissions and interest, transaction lost and any other premium or discount. A compound financial instrument which contains both a liability and an equity component is separated at the issue date.

The Group first establishes whether the instrument is a compound instrument and classifies such instrument’s components separately as financial liabilities, financial assets, or equity instruments in accordance with IAS 32. Classification of the liability and equity components of a convertible instrument is not revised as a result of a change in the likelihood that a conversion option will be exercised, even when exercising the option may appear to have become economically advantageous to some holders. When allocating the initial carrying amount of a compound financial instrument to the equity and liability components, the equity component is assigned as the residual amount after deducting from the entire fair value of the instrument, the amount separately determined for the liability component. The value of any derivative features (such as call options) embedded in the compound financial instrument, other than the equity component (such as an equity conversion option), is included in the liability component. Once the Group has determined the split between equity and liability, it further assesses whether the liability component has embedded derivatives that must be accounted for separately.

(f.7)	Financial assets and financial liabilities at fair value through profit or loss -

Financial assets and financial liabilities in this category are those that are not held for trading and have been either designated by Management upon initial recognition or are mandatorily required to be measured at fair value under IFRS 9. Management designates an instrument at fair value through profit or loss upon initial recognition when one of the following criteria is met:

•
The designation eliminates, or significantly reduces, the inconsistent treatment that would otherwise arise from measuring the assets or liabilities or recognizing gains or losses on them on a different basis, or

•
The liabilities are part of a group of financial liabilities which are managed and their performance evaluated on a fair-value basis, in accordance with a documented risk management or investment strategy, or

•	The liabilities contain one or more embedded derivatives, unless they do not significantly modify the cash flows that would otherwise be required by the contract.

Financial assets and liabilities at fair value through profit or loss are recorded in the consolidated statement of financial position at fair value. Changes in fair value are recorded in profit and loss with the exception of movements in fair value of liabilities designated at fair value through profit or loss due to changes in the Group’s own credit risk. Such changes in fair value are recorded in other comprehensive income and do not get reclassified to profit or loss. Interest accrued on assets that must be measured at fair value through profit or loss is recorded using the contractual interest rate. Dividend income from equity instruments measured at fair value through profit or loss is recorded in profit or loss as “Interest and similar income”; see Note 19, when the right to the collection has been established.

(f.8)	Financial guarantees and letters of credit -

The Group issues financial guarantees, and letters of credit.

Financial guarantees are initially recognized in the consolidated financial statements (within provisions) at fair value, which is equivalent to the commission received. Subsequent to initial recognition, the recognized liability is measured at the higher amount between: a) amount initially recognized less its cumulative amortization; and b) an Expected Credit Loss (“ECL”) provision determined as set out in Note 3.4(h)(ii).

The commission received is recognized in the consolidated statement of income in the caption “Fee income from financial services, net” on a straight-line basis over the life of the guarantee.

Letters of credit are commitments under which, over the duration of the commitment, the Group is required to provide a loan with pre-specified terms to the customer. Similar to financial guarantee contracts, these contracts are within the scope of the ECL requirements.

The nominal contractual value of financial guarantees and letters of credit, where the loan agreed to be provided is on market terms, is not recorded in the consolidated statement of financial position. The nominal values of these instruments together with the corresponding ECLs are disclosed in Note 6(d).

(f.9)	Reclassification of financial assets and liabilities -

The reclassification of financial assets will take place as long as the business model that manages the financial assets is changed. It is expected that this change is very rare. These changes are determined by Management because of external or internal changes and must be significant for the Group’s operations and demonstrable to third parties. Consequently, a change in the Group’s business model will take place only when it begins or ceases to carry out an activity that is significant for its operations. As of December 31, 2023 and 2022, the Group has not reclassified its financial assets after their initial recognition. Financial liabilities are never reclassified.

(f.10)	Repurchase agreements -

Securities sold under repurchase agreements on a specified future date are not derecognized from the consolidated statement of financial position since the Group retains substantially all of the risks and rewards inherent to its ownership. Cash received is recognized as an asset with the corresponding obligation to return it, including accrued interest, as a liability, reflecting the transaction’s economic substance as a loan to the Group. The difference between the sale and repurchase price is recorded as interest expense and is accrued over the life of the agreement using the effective interest rate and is recognized in the caption “Interest and similar expenses” of the consolidated statement of income.

As of December 31, 2023 and 2022, the Group did not keep any repurchase agreements.

Modification of financial assets and liabilities
(g)	Modification of financial assets and liabilities -

(g.1)	Modification of financial assets -

When the contractual cash flows of a financial asset are renegotiated or otherwise modified as a result of commercial restructuring activity rather than due to credit risk and impairment considerations, the Group performs an assessment to determine whether the modifications result in the derecognition of the financial asset. For financial assets, this assessment is based on qualitative factors.

When assessing whether or not to derecognize a loan to a customer, among others, the Group considers the following factors:

•	Change in the loan’s currency.

•	Introduction of an equity feature.

•	Change in customer’s credit risk.

•	If the modification is such that the instrument would no longer meet the SPPI criterion.

In addition, the Group evaluates whether there is a material change based on quantitative factors considering whether the present value of the discounted cash flows under the original effective interest rate and the new conditions differs by at least 10 percent from the discounted present value of the remaining cash flows of the original financial asset. This follows an analogy on the orientation of changes in financial liabilities. This method applies to all contractual changes to financial assets, regardless of the reason for the change.

The Group made modifications to its agreements with its customers as permitted by the SBS, through its subsidiary Interbank, and performed an analysis described above. The results derived from this evaluation are recognized in profit or loss in the account “Impact from the modification of contractual cash flows due to the loan rescheduling schemes”, in the caption “Interest income and similar”, see note 19.

The Group made modifications of its agreements with clients as requested by the SBS and subsequently performed an analysis to assess whether there were cash flows modifications. The amounts resulting from this assessment were recognized as expenses in the impact of the modification of the contractual cash flows due to the rescheduling in the loan payment schemes in Note 19.

(g.2)	Modification of financial liabilities -

When the modification of the terms of an existing financial liability is not judged to be substantial and, consequently, does not result in derecognition, the amortized cost of the financial liability is recalculated by computing the present value of estimated future contractual cash flows that are discounted at the financial liability’s original EIR. Any resulting difference is recognized immediately in profit or loss.

Regarding the financial liabilities, the Group considers a substantial amendment based on qualitative factors and provided it exists a difference between the present value of the discounted cash flows under the new conditions and the original book value of the financial liability is larger than ten percent.

Derecognition of financial assets and liabilities
(h)	Derecognition of financial assets and liabilities -

(h.1)	Derecognition due to substantial change in terms and conditions -

The Group derecognizes a financial asset, such as a loan to a customer, when the terms and conditions have been renegotiated to the extent that, substantially, it becomes a new loan, with the difference recognized as a derecognition gain or loss, to the extent that an impairment loss has not already been recorded.

(h.2)	Derecognition other than for substantial modification -

(h.2.1)	Financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when the rights to receive cash flows from the financial asset have expired.

The Group has transferred the financial asset if, and only if, either:

•	Has transferred its contractual rights to receive cash flows from the financial asset, or

•	It retains the rights to the cash flows, but has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement.

Pass-through arrangements are transactions whereby the Group retains the contractual rights to receive the cash flows of a financial asset (the ‘original asset’), but assumes a contractual obligation to pay those cash flows to one or more entities (the ‘eventual recipients’), when all of the following conditions are met:

•	The Group has no obligation to pay amounts to the eventual recipients unless it has collected equivalent amounts from the original asset.

•	The Group cannot sell or pledge the original asset other than as security to the eventual recipients.

•
The Group has to remit any cash flows it collects on behalf of the eventual recipients without material delay. In addition, the Group is not entitled to reinvest such cash flows, except for investments in cash or cash equivalents including interest earned, during the period between the collection date and the date of agreed revision with the eventual recipients.

A transfer only qualifies for derecognition if either:

•	The Group has transferred substantially all the risks and rewards of the asset, or

•	The Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
The Group considers that control is transferred if, and only if, the transferee has the ability to sell the asset in its entirety to an unrelated third party and is able to exercise that ability unilaterally.
When the Group has neither transferred nor retained substantially all the risks and rewards and has retained control of the asset, the asset continues to be recognized only to the extent of the Group’s continuing involvement, in which case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group retains.
When the continuing involvement takes the form of a guarantee over the transferred asset, the amount of the Group’s continuing involvement will be the lowest between the asset amount and the maximum amount of consideration the Group may be required to pay.

When the continuing involvement takes the form of a written or purchased option (or both) over the transferred asset, the amount of the Group’s continuing involvement will be the amount of the transferred asset that the Group could repurchase. In the case of a written put option on an asset that is measured at fair value, the amount of the Group’s continuing involvement will be limited to the lowest between the fair value of the transferred asset and the option exercising Price.
The net loss originated as consequence of the derecognition of financial asset accounts measured at amortized cost is calculated as the difference between the book value (impairment included) and the amount received.
As of December 31, 2023 and 2022, the Group did not recognize net losses as consequence of derecognition of financial assets accounts.

(h.2.2)	Financial liabilities
A financial liability is derecognized when the obligation under the liability has been discharged, cancelled or has expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability. The difference between the carrying value of the original financial liability and the consideration paid is recognized in profit or loss of the period .

Impairment of financial assets
(i)	Impairment of financial assets -

(i)	Overview of the expected credit loss principles -
The Group records an allowance for expected credit losses for all loans and other debt financial assets not held at fair value through profit or loss, together with financial guarantee contracts. Equity instruments are not subject to impairment under IFRS 9.
The determination of the expected credit loss is based on the credit losses expected to arise over the life of the asset, unless there has been no significant increase in credit risk since origination, in which case, the allowance is based on the 12-month expected credit loss as described in (ii) below. The policies for determining whether there has been a significant increase in credit risk are set out in Note 29.1(d).
Both lifetime expected credit loss and 12-month expected credit loss are calculated on either an individual basis or a collective basis, depending on the nature of the portfolio. The Group’s policy for grouping financial assets measured on a collective basis is explained in Note 29.1(d).

The Group has established a policy to perform an assessment, at the end of each reporting period, of whether a financial instrument’s credit risk has increased significantly since initial recognition. This is further explained in Note 29.1(d).
Based on the above mentioned process, IFS groups its loans into “Stage 1”, “Stage 2”, “Stage 3” and purchased or originated credit impaired financial assets (“POCI”), as described below:
Stage 1: When loans are first recognized, the Group recognizes an allowance based on the 12-month expected credit loss. Stage 1 also includes loans whose credit risk has improved and the loan has been reclassified from Stage 2.
Stage 2: When a loan has shown a significant increase in credit risk since inception, the Group records an allowance based on the expected credit loss for the entire lifetime of the financial asset. Stage 2 also includes loans whose credit risk has improved and the loan has been reclassified from Stage 3.
Stage 3: Loans considered credit impaired (as outlined in Note 29.1(d)). The Group records an allowance for the entire lifetime of the financial asset.
POCI: Purchased or originated credit impaired assets are financial assets that are impaired on initial recognition. POCI assets are recorded at fair value at original recognition and interest income is subsequently recognized based on a credit-adjusted EIR. ECLs are only recognized or released to the extent that there is a subsequent change in the expected credit losses. It should be noted that during the year 2023 and 2022, the Group has not purchased or originated POCI financial assets.
For financial assets for which the Group has no reasonable expectations of recovering either the entire outstanding amount, or a proportion thereof, the gross carrying amount of the financial asset is reduced. This is considered a (partial) derecognition of the financial asset.
The Group recognizes a value correction for expected credit losses on the following financial assets:

•	Financial assets that are measured at amortized cost.

•	Financial assets that are measured at fair value with changes in other comprehensive income if the following two conditions are met:

(i)	The financial asset is maintained within a business model whose objective is achieved by obtaining contractual cash flows and selling financial assets; and

(ii)	The contractual terms of the financial asset give rise, on specified dates, to cash flows that are only payments of the principal and interest on the outstanding principal amount.

•	Accounts receivable from leases.

•	Assets from contracts.

•	Financial guarantee contracts.
In this regard, as of December 31, 2023 and 2022, the Group’s financial assets subject to a correction for expected credit loss are the following:

•	Cash and due from banks.

•	Inter-bank funds.

•	Financial investments; see Notes 3.4(f), 5 and 30.1(e).

•	Loans; see Notes 3.4(f.1), 6 and 30.1(d).

•	Due from customers on acceptances.

•	Other accounts receivable and other assets.
The Group assesses periodically impairment alerts derived from factors such as Covid-19, the political and economic context of the country, and the effects of the international conflicts that may affect Peru, with the purpose of timely identifying an increase in the credit loss risk. Thus, for those financial assets other than financial investments and the loan portfolio, Management has estimated the expected credit loss, concluding that it is neither significant nor relevant, given that the maximum period considered for measuring expected credit losses is very small or, even if it implies a longer term, because the main debtor is the Central Reserve Bank (“BCRP”, by its Spanish acronym) or corresponds to cash in vaults of the Group.

(ii)	Calculation of ECL -
The Group calculates ECL based on three probability-weighted scenarios to measure the expected cash shortfalls, discounted at an approximation to the EIR. A cash shortfall is the difference between the cash flows that are due to an entity in accordance with the contract and the cash flows that the entity expects to receive.
The mechanics of the ECL calculations are described below, and the key elements are the following:

•
PD (“Probability of default”) is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the financial asset has not been previously derecognized and is still in the portfolio. The definition of PD is further explained in Note 29.1(d).

•
EAD (“Exposure at default”) is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdowns on committed facilities, and accrued interest from missed payments. The definition of EAD is further explained in Note 29.1(d).

•
LGD (“Loss Given Default”) is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral. It is usually expressed as a percentage of the EAD. The definition of LGD is further explained in Note 29.1(d).

When estimating the ECLs, the Group considers three scenarios (optimistic, base and pessimistic). Each of these is associated with different PDs, as presented in Note 29.1(d). When relevant, the assessment of multiple scenarios also incorporates how defaulted loans are expected to be recovered, including the probability that the loans will “cure” and the value of collateral or the amount that might be received for selling the asset.
With the exception of credit cards, for which the treatment is separately set out in (iv) below, the maximum period for which the credit losses are determined is the contractual life of a financial instrument (considering the prepayments) unless the Group has the legal right to call it earlier.
Impairment losses and reversals are accounted for and disclosed separately from modification losses or gains that are accounted for as an adjustment of the financial asset’s gross carrying value.
The criteria followed for calculating the ECL based on each stage are described below:

•
Stage 1: The provision for credit losses of those financial instruments that do not show a significant increase in risk since the initial recognition, will be calculated as the expected credit losses in the following 12 months. The group calculates the expectation that there is a probability of default (PD) in the 12 months after the reporting date. To this probability of default is multiplied and expected loss in case of default (LGD) and exposure on the date of default (EAD) and discounting the original effective interest rate. This calculation is made for each of the three scenarios (optimistic, base and pessimistic) defined by the Group.

•
Stage 2: When the financial instrument shows a significant increase in credit risk since initial recognition, the provision of credit losses of this financial instrument will be calculated as the expected credit loss throughout the life of this asset. The calculation method is similar to that for Stage 1, including the use of multiple scenarios, but expected credit loss is estimated over the lifetime of the instrument.

•
Stage 3: When there is objective evidence that the financial instrument is impaired, the provision of credit losses will be calculated as the expected credit loss over the life of the asset. The method is similar to that for Stage 2, with the PD set at 100 percent.

It is possible that the inputs and models used to calculate the expected loss do not reflect all the characteristics of the market as of the date of the financial statements. This is why that, occasionally, subsequent qualitative adjustments to the model are performed when there are significant differences. See Note 29.1(d.7).
Financial guarantee contracts
The Group measures each financial guarantee as the highest of the amount initially recognized minus cumulative amortization recognized in the consolidated statement of income, and the ECL provision. For this purpose, the Group estimates ECL based on the present value of the expected payments to reimburse the holder for a credit loss that it incurs. The deficits are discounted by the risk-adjusted interest rate relevant to the exposure. The ECLs related to financial guarantee contracts are recognized in provisions.

(iii)	Debt instruments measured at fair value through other comprehensive income -
The ECLs for debt instruments measured at fair value through other comprehensive income do not reduce the carrying amount of these financial assets in the consolidated statement of financial position, which remains at fair value. However, the expected losses that arise at each measurement date must be reclassified from other comprehensive income to results of the period.

(iv)	Credit cards -
The Group calculates the expected losses in a period that reflects the Group’s expectations regarding the client’s behavior, probability of default and the Group’s future risk mitigation procedures that could include the reduction or cancellation of lines of credit. Based on past experience and the Group’s expectations, the period during which the Group calculates the expected lifetime losses of this product is 16 months for the periods 2023 and 2022.

The assessment of whether there has been a significant increase in credit risk for revolving products is similar to other credit products. This is based on changes in the customer’s credit rating, as explained in Note 29.1(d).
The interest rate used to discount the ECL for credit cards is based on the average effective interest rate that is expected to be charged over the expected period of exposure to the facilities. This estimation takes into account that many facilities are repaid in full each month and are consequently not charged interest.

(v)	Forward-looking information -
In its expected credit loss models, the Group relies on the following macroeconomic variables as forward-looking information inputs as of December 31, 2023, and 2022:

	2023	2022
GDP growth		X
Private formal employment	X
Gross capital formation		X
Consumer		X
Real domestic demand	X	X
Real formal salary	X
Real informal salary	X
Real disposable income per capita	X
The inputs and models used, see Note 29.1, for calculating ECLs may not always capture all characteristics of the market at the date of the consolidated financial statements. To reflect this, qualitative adjustments or overlays are occasionally made as temporary adjustments when such differences are significantly material. Detailed information about these inputs are provided in Note 29.1(d).

(vi)	Valuation of guarantees -
To mitigate the credit risks on financial assets, the Group generally uses three types of guarantees: physical guarantee, personal guarantees and title guarantees.
The guarantee, unless recovered, is not recorded in the Group’s consolidated statement of financial position. However, the fair value of the guarantee affects the calculation of the expected losses, and because of that, it is assessed periodically.
The nominal contract value of the guarantees and the letters of credit not used where the loan was agreed to be granted is in market terms, is not recorded in the consolidated statement of financial position. The nominal values of these instruments together with the corresponding expected losses are disclosed in Note 29.1(d).
To the extent possible, the Group uses active market data for valuing financial assets held as guarantees. Non-financial guarantees, such as real estate, is valued based on data provided by third parties such as appraisers.

(vii)	Write-offs -
Financial assets are written off only when the Group has stopped pursuing the recovery, at which time the cumulative provision recorded coincides with the total amount of the asset.

(viii)	Refinanced and modified loans -
The Group may make concessions or modifications to the original terms of loans as a response to the borrower’s financial difficulties, rather than taking possession or to otherwise enforce collection of guarantees. Once the terms have been renegotiated, any impairment is measured using the original EIR (as calculated before the modification of terms). It is the Group’s policy to monitor refinanced loans to help ensure that future payments continue to be likely to occur.
A refinanced asset is initially classified into Stage 2 and there will be no clean-up period. However, if the financial asset presents a default mark, it will be reclassified from Stage 2 to Stage 3.

Hedge derivatives
(j)	Hedge derivatives -
Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured at their fair value. All derivatives are recognized as assets when the fair value is positive and they are recorded as “Accounts receivables related to derivative financial instruments” under “Other accounts receivable and other assets, net” and as liabilities when they are negative and they are recorded as “Accounts payable related to derivative financial instruments” under “Other accounts payable, provisions and other liabilities” in the consolidated statement of financial position.
Derivatives can be designated as hedging instruments under hedge accounting and in the event that they qualify, depending upon the nature of the hedged item, the method for recognizing gains or losses from changes in fair value will be different. These derivatives, which are used to hedge exposures to risk or modify the characteristics of financial assets and liabilities and that meet IFRS 9 criteria, are recognized as hedging accounting.
Derivatives not designated as hedging instruments or that do not qualify for hedging accounting are initially recognized at fair value and are subsequently remeasured at their fair value, which is estimated based on the market exchange rate and interest rate. Gains or losses due to changes in their fair value are recorded in the consolidated statement of income, see Note 3.4(f.2).

In accordance with IFRS 9, to qualify for hedge accounting, all of the following conditions must be met:

(i)	The hedging relationship consists of only hedging instruments and eligible hedged items.

(ii)
At the inception of the hedge, there is formal designation and documentation of the hedging relationship and the entity’s risk management objective and strategy for undertaking the hedge. This documentation will include the identification of the hedging instrument, the hedged item, the nature of the risk being hedged, and the way the entity will assess if the hedging relationship meets the hedge effectiveness requirements.

(iii)	The hedging relationship meets all the following hedge effectiveness requirements:

•	There is an economic relationship between the hedged item and the hedging instrument.

•	The effect of the credit risk does not dominate the value changes that result from that economic relationship.

•
The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the entity actually hedges and the quantity of the hedging instrument that the entity actually uses to hedge that quantity of the hedged item.

IFRS 9 presents three hedge accounting categories: fair value hedge, cash flow hedge, and hedge of net investments in a foreign operation. The Group uses derivatives as hedging instruments under cash flow hedges, as detailed in Note 10(b).
For derivatives that are designated and qualify as cash flow hedge, the effective portion of derivative gains or losses is recognized in other comprehensive income for cash flow hedge and reclassified to income in the same period or periods in which the hedge transaction affects income. The portion of gain or loss on derivatives that represents the ineffective portion or the hedge components excluded from the assessment of effectiveness is recognized immediately in income. Amounts originally recorded in other comprehensive income and subsequently reclassified to income are recorded in the corresponding income or expenses lines in which the related hedged item is reported.
When a hedging instrument expires, is sold, when a hedge no longer meets the criteria for hedge accounting or when the Group re-designates a hedge, the cumulative gain or loss existing in other comprehensive income is kept and recognized in income when the hedged item is ultimately recognized in the consolidated statement of income. When a projected transaction is no longer expected to occur, the cumulative gain or loss recognized in other comprehensive income is immediately transferred to the consolidated statement of income.

Leases
(k)	Leases -
The determination of whether an arrangement is a lease, or contains a lease, is based on the substance of the arrangement at contract inception: whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets or whether the arrangement conveys a right to use the asset., even if it is not explicitly specified in the contract in exchange for consideration.

(i)	The Group as a lessee -
The Group, as a lessee, applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets.

•	Right-of-use assets -
The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment loss, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. The Group holds as right-of-use assets: land lots, buildings and facilities and furniture and equipment. Land lots do not depreciate; buildings and facilities and furniture and equipment depreciate based on the straight-line method during the lease term and are presented in Note 8 “Property, furniture and equipment, net”, and are subject to impairment.

•	Lease liabilities -
The Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. Given that this interest rate implicit in the lease agreement is not easily determinable, in the calculation of the present value of the lease payments, the Group uses the rate it applies to its loans. The lease payments include fixed payments (less any lease incentives receivable), variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs. Lease liabilities are presented in Note 10 as “Lease liabilities” in the caption “Other accounts payable, provisions and other liabilities”.

The Group performs accounting estimates related to the determination of terms and rates of the lease agreements, as detailed below:

•
Determination of the lease term for lease contracts with renewal and termination options The Group as a lessee determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control that affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization of the leased asset).

•
Estimating the incremental borrowing rate To determine the interest rate implicit in the lease, the Group uses its incremental borrowing rate - “IBR” to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency).The Group estimates the IBR using observable inputs such as the free-risk interest rates, Peruvian government yield curves of global bonds (in Dollars) and sovereign bonds (in Soles), and a credit risk differential, using a spread on the most recent debt issuance.

The Group used the exemption proposed by the standard for short term and low value assets; thus, short term and low value lease agreements are kept classified as operating leases, and the disbursements incurred due to these leases are recorded in the caption “Administrative expenses” of the consolidated statement of income.

(ii)	The Group as a lessor –
As of December 31, 2023 and 2022, the Group holds the following types of leases:

•	Financial leases –
Leases in which the Group substantially transfers all risks and benefits related to the ownership of the asset are classified as financial leases.
Financial leases are recognized as loans at the present value of the installments. The difference between the total value receivable and the present value of the loan is recognized as accrued interest. This income is recognized during the term of the lease using the effective interest rate method, which reflects a constant rate of return.
As of December 31, 2023 and 2022, leasing receivables are subject to the financial asset impairment policy; see Notes 3.4(f.1) and (g).

•	Operating leases –
Leases in which the Group does not substantially transfers all risks and benefits related to the ownership of the asset are classified as operating leases.
Lease revenues obtained from investment properties are recorded using the straight-line method for the contract terms, and they are recorded as a revenue in the consolidated statement of income due to their operative nature, except for contingent lease revenues, which are recorded when realized.
The lease term is the non-cancelable period, together with any other additional period for which a lessee has the option of continuing with the lease, where, at the start date of the lease, Management is reasonably confident that a lessee will exercise such option.
Amounts received from tenants to terminate leases or to compensate impairment of leased facilities are recognized as revenues in the consolidated statement of income when the right to receive them arises.
Service charges, administration expenses and other recoverable expenses paid by the lessees and the revenues resulting from expenses charged to the lessees are recognized in the period in which the compensation becomes an account receivable. Service charges and administration expenses and other receipts are included in the gross revenues from rentals of the related costs, given that Management considers that the Group acts as principal party.

Customer Loyalty Program
(l)	Customer Loyalty Program -
The Group has a customer loyalty program, which allows customers to accumulate points that can be exchanged for products. Loyalty points give rise to a separate performance obligation as they provide a material right to the customer. A part of the transaction price is allocated to the loyalty points granted to customers on the basis of the relative independent selling price and is recognized as a contractual liability until the points are redeemed and presented as “Other accounts payable” in the item “Other accounts payable, provisions and other liabilities” of the consolidated statement of financial position. Expenses are provisioned monthly regardless of the customer’s redemption of products.
By estimating the selling price independent of the loyalty points, the Group considers the probability of a client will use the cumulated points. The Group updates the estimates of points to be monthly redeemed and any adjustment to the liability balance will be recognized in the caption “Administrative expenses” of the consolidated statement of income.

Services of purchase-sale of financial investments "principal versus agent"
(m)	Services of purchase-sale of financial investments “principal versus agent”-
The Group has contracts with customers to buy and sell, on their behalf, financial investments on the stock market and over-the-counter market. The Group acts as an agent in these agreements.
When another party participates in the supply of services to their client, the Group determines whether it is a principal or an agent in these transactions when evaluating the nature of its agreement with the client. The Group is a principal and records the revenue by gross amounts if it controls the committed services before transferring to the customer. However, if the Group’s role is only to arrange for another entity to provide the services, then the Group is an agent and records the revenues for the net amount it retains for its services as an agent.

Investments in associates
(n)	Investments in associates -
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but without having control over those policies. The considerations taken for determining significant influence are similar to those needed to determine control over Subsidiaries.
The Group’s investments in its associates are recognized initially at cost and then are accounted for using the equity method. The Group’s investments in associates are included in the caption “Other accounts receivable and other assets, net” of the consolidated statement of financial position, see note 10. Gains resulting from the use of the equity method of accounting are included in the caption “Other income” of the consolidated statement of income.

Investment property
(o)	Investment property -
Investment property comprises of land and buildings (mainly shopping malls, educational institutions and offices) that are not occupied substantially for use in the operations of the Group, nor for sale in the ordinary course of business, but are held primarily to earn rental income and capital appreciation. These buildings are substantially rented and not intended to be sold in the ordinary course of business. Investment property comprises completed property and property under construction or re-development.
The Group measures its investment property at fair value according to the requirements of IAS 40 “Investment Property”, as it has chosen to use the fair value model as its accounting policy.

Investment property is measured initially at cost, including transaction costs, that include transfer taxes, professional fees for legal services and initial leasing commissions to bring the property to the condition necessary to start operating. The carrying amount also includes the cost of replacing part of an existing investment property at the time that cost is incurred if the recognition criteria are met.
Properties under construction are measured based on estimates prepared by independent real estate valuation experts, except where such values (e.g. work-in-progress incurred on properties under construction) cannot be readily determined. Accordingly, the work-in-progress incurred on properties under construction is measured at cost until either its fair value becomes reliably measurable or construction is completed (whichever is earlier). Investment property under construction includes the value of land, which is determined by appraisals performed by an accredited appraiser using the price per square meter as a market comparable method.
Subsequent to initial recognition, investment property is recorded at fair value. Gains or losses arising from changes in fair values are included in the caption “Net gain on investment property” of the consolidated statement of income in the year in which they arise.
Fair values are assessed periodically by Management, based on the discounted cash flows that are expected to be obtained from these investments. Fair values of investment properties under construction or investment properties held to operate in the future are assessed by an independent external appraiser, through the application of a recognized valuation model. See Note 7 for details of fair value and related assumptions.
Transfers to or from investment property are made only when a change in the asset’s use exists. If a component of property, furniture and equipment is transferred to an investment property, the Group transfers the net cost of the fixed asset to the caption investment property and subsequently measures the asset at fair value, with any gain recognized in “Retained earnings” directly in equity. In the case of a transfer from an investment property to the caption property, furniture and equipment, the reclassified amount corresponds to the fair value of the asset at the date of usage change. The amount recorded in the caption “Retained earnings” of the consolidated statement of changes in equity is recognized in the income of the period as the component of property, furniture and equipment is depreciated; or if said component is disposed, the cumulative balance is recognized directly in the consolidated statement of income.
During 2023, the Group transferred two floors from caption “Investment property” part of the “Orquideas” building, located in San Isidro, Lima, to caption “Property, furniture and equipment” for S/
16,177,000.
Additionally, the Group transferred another floor from caption “Property, furniture and equipment “ part of the “Orquideas” building, located in San Isidro, Lima, to caption “Investment property”, for
 S/3,984,000
(during 2022, the Group transferred from caption “Property, furniture and equipment “ part of the “Orquideas and Andres Reyes “ buildings, located in San Isidro, Lima, to caption “Investment property”, for
S/9,357,000). During 2021, the Group transferred part of the “Pardo y Aliaga” building, located in San Isidro, Lima, from caption “Property, furniture and equipment” to caption “Investment property”, for S/1,615,000; see Note 7(c).
Investment property is derecognized when it has been disposed or withdrawn from use and no future economic benefit is expected from its disposal. The difference between the net disposal proceeds and the carrying amount of the asset would result in either gains or losses at the retirement or disposal of investment property. Any gains or losses are recognized in the consolidated statement of income of the year of retirement or disposal.

Property, furniture and equipment
(p)	Property, furniture and equipment, net -
Property, furniture and equipment are stated at historical acquisition cost less residual value, cumulative depreciation and impairment losses, if applicable. The historical acquisition cost includes the expenses that are directly attributable to the acquired property, furniture or equipment. Maintenance and repair costs are charged to the consolidated statement of income; significant renewals and improvements are capitalized when it is probable that future economic benefits, in excess of the originally assessed standard of performance, will result from the use of the acquired property, furniture or equipment.
Land does not depreciate. Depreciation of property, furniture and equipment is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years
Buildings and facilities	40 - 75
Leasehold improvements	5
Furniture and equipment	10
Vehicles	5
An item of property, furniture and equipment and any significant part initially recognized, is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising from the derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income.
The residual value of each asset, its useful life and the selected depreciation method are periodically reviewed to ensure that they are consistent with current economic benefits and useful life expectations.

Assets seized through legal actions
(q)	Assets seized through legal actions -
Assets seized through legal actions are recorded in the item “Others” of the caption “Other accounts receivable and other assets, net” of the consolidated statement of financial position, see Note 10; and are recognized at the lower value between the cost or the estimated market value (minus cost to sell), determined from valuations made by independent appraisers. Reductions in book value are recorded in the consolidated statement of income.

Intangible assets with finite useful lives
(r)	Intangible assets with finite or indefinite useful lives -
Intangible assets with finite or indefinite useful lives are included in the caption “Intangibles and goodwill, net” of the consolidated statement of financial position. Intangibles assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition.
Intangibles assets with finite useful lives include costs incurred in connection with the acquisition of computer software used in operations and other minor intangible assets. The amortization expense is calculated following the straight-line method over the useful life estimated between four
and five years; see Note 9.
Intangibles assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be sustainable. If not, the charge in useful life from indefinite to finite is made on a prospective basis.

Goodwill
(s)	Goodwill -
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, if any, over the net identifiable assets acquired and liabilities assumed. If the fair value of net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If from the reassessment still results in an excess of fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statement of income.
After initial recognition, goodwill is measured at cost less any cumulative impairment loss, if any. A goodwill impairment testing is performed on a yearly basis. To perform an impairment testing, goodwill acquired in a business combination is allocated, since the acquisition date, to one of the Group’s cash-generating units (henceforth “CGU”) that are expected to benefit from the business combination, irrespective of whether other assets or liabilities of the acquirer are assigned to those units.
Goodwill impairment is determined by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
Where the goodwill has been allocated to the CGU and part of the operation within that unit is disposed of, the goodwill associated to the disposed operation is included in the carrying amount of the operation when determining the gain or loss of disposal. Goodwill dispensed in these circumstances is measured based on the relative values of the disposed operation and the withheld portion of the CGU retained.
Goodwill, recorded by the Group; see Note 9(b), arises from the acquisition of Izipay, allocated to the CGU of Payments business unit and, Seguros Sura, allocated to the CGU of the insurance business unit.

Business combinations
(t)	Business combinations -
Business combinations are accounted for using the acquisition method established by IFRS 3 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at the acquisition date’s fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group chooses whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in the caption “Administrative expenses” of the consolidated statement of income, see Note 1(d).
The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical for the capacity to the ability to continue producing outputs , and the inputs acquired include an organized workforce with the necessary skills, knowledge or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without incurring in significant costs, effort or delay in the ability of continue producing outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 “Financial Instruments: Recognition and Measurement”, is measured at fair value with the changes in the consolidated statement of income or in the consolidated statement of other comprehensive income. If the contingent consideration is not within the scope of IFRS 9, it is measured according to the applicable IFRS. The contingent consideration that is classified as equity must not be remeasured and subsequent settlement is recorded in equity. As of December 31, 2023 and 2022, there have been no contingencies arising from business combinations.
A business combination between entities or businesses under common control is beyond the scope of IFRS 3, because it corresponds to a business combination in which all entities or businesses that are combined are ultimately controlled by the same part or parts, both before and after the business combination. In these transactions, the Group recognizes the assets acquired under the method of unification of interest, whereby the assets and liabilities of the combined companies are reflected in their book values and no commercial credit is recognized as a result of the combination.

Impairment of non-financial assets
(u)	Impairment of non-financial assets -
Property, furniture and equipment, right-of-use assets and intangible assets with a finite life are assessed to determine whether there are any indications of impairment as of the closing of each period. If any indication exists, the Group estimates the asset’s recoverable value. The recoverable amount of the assets is the highest between the value of an asset or a CGU less the costs of sale and its use value, and it is determined for an individual asset, unless the asset does not generate cash revenues that are largely independent from those of other assets or groups of assets.
When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value minus costs to sell, an appropriate valuation model is used.

Intangible assets with indefinite useful lives, including goodwill, are tested for impairment annually to determine if circumstances indicate that the value of the recoverable amount of the asset or a CGU (or group of CGUs) is greater than its carrying amount or recognize an impairment loss. Impairment losses relating to goodwill cannot be reversed in future periods.

Due from customers on acceptances
(v)	Due from customers on acceptances -
Due from customers on acceptances corresponds to accounts receivable from customers for import and export transactions, whose obligations have been accepted by the Group. The obligations that must be assumed by the Group for such transactions are recorded as liabilities.

Defined contribution pension plan
(w)	Defined contribution pension plan -
The Group only operates a defined contribution pension plan. The defined contribution payable in the pension plan is in proportion to the services rendered to the Group by the employees and it is recorded as an expense in the caption “Salaries and employee benefits” of the consolidated statement of income. Unpaid contributions are recorded as liabilities.

Provisions
(x)	Provisions -
Provisions are recognized when the Group has a present obligation (legal or implicit) as a result of a past event, and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is presented in the consolidated statement of income, net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a pre-tax rate that reflects, where appropriate, the specific risks of the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a financial expense.

Contingencies
(y)	Contingencies -
Contingent liabilities are not recognized in the consolidated financial statements, but are disclosed in notes to the consolidated financial statements, unless the probability of an outflow of resources is remote. Contingent assets are not recorded in the consolidated financial statements, but they are disclosed if it is probable that an inflow of economic benefits will emerge.

Fair value measurement
(z)	Fair value measurement -
Fair value is the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	On the principal market for the asset or liability; or

•	In the absence of a principal market, on the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group. Also, the fair value of a liability reflects its non-performance risk.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

When possible, the Group measures the fair value of a financial instrument using the quoted price in an active market for that instrument. A market is regarded as active if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
If there is no quoted price on an active market, then the Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant and observable data and variables, and minimizing the use of unobservable data and variables. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.
In the case of investment property, the Group has considered the specific requirements relating to highest and best use, valuation of premises and principal (or most advantageous) market. The determination of investment property fair value requires the use of estimations such as the future cash flows of the assets (e.g., leases, sales, fixed rents for the different lessees, variable rents based on the sales percentage, operating costs, construction costs, maintenance costs and the use of discount rates).
Additionally, real estate development risks (such as construction and abandonment) are also taken into account when determining the fair value of the land related to the investment property under construction.
The fair value of investment property in the consolidated statement of financial position must reflect the volatile nature of real estate markets; therefore, Management and its appraisers use their market knowledge and professional criteria and do not depend solely on historical comparable transactions. In this sense, there is a higher degree of uncertainty than when a more active market exists for the estimation of fair value. Significant methods and assumptions used in the estimation of fair value of investment property are detailed in Note 7.
All assets and liabilities for which the fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy described below:

•	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•	Level 2 - Valuation techniques for input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3 - Valuation techniques for which data and variables of the lowest significant level to measure fair value are unobservable.
For assets and liabilities that are recognized at fair value in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.
For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of hierarchy of the fair value, as explained above.
Fair values of financial instruments measured at amortized cost are disclosed in Note 31(b).

Income Tax
(aa)	Income Tax -
Income Tax is computed based on the separate financial statement of each Subsidiary.
Deferred Income Tax is accounted for in accordance with IAS 12 “Income Taxes”. In this sense, the deferred Income Tax reflects the effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts determined for tax purposes. Deferred assets and liabilities are measured using the tax rates that are expected to be in force in the years in which such temporary differences are expected to be recovered or settled. Consequently, the deferred Income Tax has been calculated by applying the rates that are in force; see Note 17(c). The measurement of deferred tax assets and deferred tax liabilities reflects the tax consequences that arise from the manner in which each individual entity of the Group expects, at the consolidated statement of financial position dates, to recover or settle the carrying amount of their assets and liabilities.
Deferred tax assets and liabilities are recognized regardless of when the temporary differences are likely to reverse. Deferred tax assets are recognized when it is probable that sufficient taxable income will be generated against which the deferred tax assets can be offset. At each consolidated statement of financial position date, unrecognized deferred assets and the carrying amount of deferred tax assets registered are assessed. A previously unrecognized deferred tax asset is recognized to the extent that it has now become probable that future taxable income will allow the deferred tax asset to be recovered. Likewise, the carrying amount of a deferred tax asset is reduced when it is no longer probable the generation of a sufficient taxable income that allow the application of the tax deferred asset.
According to IAS 12, the deferred Income Tax is determined by applying the Income Tax rate applicable to the retained earnings, recognizing any additional tax on distribution of dividends that may arise on the date when the liability is recognized.

Segment information
(ab)	Segment information -
IFRS 8 “Operating Segments” requires that the information of operating segments be disclosed consistently with information provided by the chief operating decision maker, who allocates resources to the segments and assesses their performance. Segment information is presented in Note 27.

Fiduciary activities and management of funds
(ac)	Fiduciary activities and management of funds -
The Group provides trust management, investment management, advisory and custody services to third parties that result in the holding of assets on their behalf. These assets and the income arising thereon are excluded from these consolidated financial statements, as they are not assets of the Group; see Note 31.
Commissions generated from these activities are included in the caption “Fee income from financial services, net” of the consolidated statement of income.

Earnings per share
(ad)	Earnings per share -
The amount of basic earnings per share is calculated by dividing the net profit for the year attributable to common shareholders by the weighted average number of common shares outstanding during the year. As of December 31, 2023 and 2022, the Group does not have financial instruments with dilutive effect, therefore, basic and diluted earnings per share are identical for the years reported.

Capital surplus
(ae)	Capital surplus -
It is the difference between the nominal value of shares issued and their public offering price made in 2007 and 2019. Capital surplus is presented net of expenses incurred in the issuance of shares.

Treasury stock
(af)	Treasury stock -
Shares repurchased are recorded in the shareholders’ equity under treasury stock caption at their purchase price. No loss or gain is recorded in the consolidated statement of income arising from the purchase, sale, issuance or amortization of these instruments. Shares that are subsequently sold are recorded as a reduction in treasury stock, measured at the average price of treasury stock held at such date; and the resulting gain or loss is recorded in the consolidated statement of changes in net equity in the caption “Retained earnings”.

Cash and cash equivalents
(ag)	Cash and cash equivalents -
Cash presented in the consolidated statement of cash flows includes cash and due from banks balances with original maturities lower than three months, excludes the restricted funds, which are subject to an insignificant risk of changes in value. The cash and cash equivalent item does not include accrued interest.
On the other hand, the cash collateral committed as part of a repurchase agreement is included in the “Cash and due from banks” caption of the consolidated statement of financial position; see Note 4(d).